SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Segment Information for Assets and Liabilities
March 2018
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver

Current assets	$82,567	$1,833	$7,911	$699	$1,574	$28,220	$122,804
Plant and equipment	47,933	4,911	16,988	137	1,104	138	71,211
Mineral rights and properties	194,635	7,470	29,749	226	-	-	232,080
Investment in an associate	-	-	-	-	-	38,001	38,001
Other investments	-	-	-	4,863	-	1,269	6,132
Reclamation deposits	5,544	-	160	-	-	8	5,712
Long-term prepaids and deposits	311	108	325	210	-	-	954
Total assets	$330,990	$14,322	$55,133	$6,135	$2,678	$67,636	$476,894

Current liabilities	$22,419	$1,652	$3,485	$2,745	$474	$1,532	$32,307
Deferred income tax liabilities	32,382	928	-	-	-	-	33,310
Environmental rehabilitation	10,929	989	887	293	-	-	13,098
Total liabilities	$65,730	$3,569	$4,372	$3,038	$474	$1,532	$78,715

March 31, 2017
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver

Current assets	$64,298	$1,869	$4,796	$523	$823	$38,523	$110,832
Plant and equipment	43,297	4,832	15,915	-	1,081	76	65,201
Mineral rights and properties	170,690	6,855	28,655	-	-	-	206,200
Investment in an associate	-	-	-	-	-	8,517	8,517
Other investments	-	-	-	-	-	1,207	1,207
Reclamation deposits	4,901	-	145	-	-	8	5,054
Long-term prepaids and deposits	432	99	306	122	-	-	959
Total assets	$283,618	$13,655	$49,817	$645	$1,904	$48,331	$397,970

Current liabilities	$29,951	$1,425	$3,860	$2,959	$184	$1,778	$40,157
Deferred income tax liabilities	26,846	846	-	-	-	-	27,692
Environmental rehabilitation	10,183	918	813	272	-	-	12,186
Total liabilities	$66,980	$3,189	$4,673	$3,231	$184	$1,778	$80,035

Schedule of Segment Information for Operating Results
Year ended March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$142,113	$-	$27,926	$-	$-	$-	$170,039
Cost of sales	(64,321)	-	(17,834)	-	-	-	(82,155)
Gross profit	77,792	-	10,092	-	-	-	87,884

Operating (expenses) income	(8,136)	(1,164)	(2,726)	6,075	(1,321)	(9,901)	(17,173)
Impairment recovery, net	-	-	-	-	-	4,714	4,714
Finance items, net	580	(83)	9	(11)	250	1,645	2,390
Income tax expenses	(17,894)	(1)	-	-	(1)	(1,023)	(18,919)
Net income (loss)	$52,342	$(1,248)	$7,375	$6,064	$(1,072)	$(4,565)	$58,896

Attributable to:
Equity holders of the Company	40,799	(874)	7,034	5,672	(1,072)	(4,565)	46,994
Non-controlling interests	11,543	(374)	341	392	-	-	11,902
Net income (loss)	$52,342	$(1,248)	$7,375	$6,064	$(1,072)	$(4,565)	$58,896
(1) Hunan's BYP project was placed on care and maintenance in August 2014;

Year ended March 31, 2017
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$142,761	$-	$20,710	$-	$-	$-	$163,471
Cost of sales	(60,994)	-	(14,291)	-	-	-	(75,285)
Gross profit	81,767	-	6,419	-	-	-	88,186

Operating expenses	(8,864)	(1,098)	(2,194)	(131)	(1,354)	(6,353)	(19,994)
Impairment recovery, net	-	-	-	-	-	5,097	5,097
Finance items, net	146	(69)	35	18	266	1,050	1,446
Income tax (expenses) recovery	(18,509)	33	-	-	(2)	(759)	(19,237)
Net income (loss)	$54,540	$(1,134)	$4,260	$(113)	$(1,090)	$(965)	$55,498

Attributable to:
Equity holders of the Company	42,537	(794)	4,074	(88)	(1,090)	(965)	43,674
Non-controlling interests	12,003	(340)	186	(25)	-	-	11,824
Net income (loss)	$54,540	$(1,134)	$4,260	$(113)	$(1,090)	$(965)	$55,498

Schedule of Sales by Metal

The sales generated for the years ended March 31, 2018 and 2017 was all earned in China and is comprised of:

	Year ended March 31, 2018
	Henan Luoning	Guangdong	Total
Silver (Ag)	$75,891	$6,463	$82,354
Gold (Au)	3,232	-	3,232
Lead (Pb)	55,488	6,763	62,251
Zinc (Zn)	7,000	14,462	21,462
Other	502	238	740
	$142,113	$27,926	$170,039

	Year ended March 31, 2017
	Henan Luoning	Guangdong	Total
Silver (Ag)	$83,606	$5,950	$89,556
Gold (Au)	3,344	-	3,344
Lead (Pb)	51,479	5,373	56,852
Zinc (Zn)	4,332	8,909	13,241
Other	-	478	478
	$142,761	$20,710	$163,471